Reclamation Provision (Details) - CAD ($)	12 Months Ended	15 Months Ended
	Sep. 30, 2024	Dec. 31, 2025
Reclamation Provision [Abstract]
Estimated cash flows to settle obligations	$ 573,958	$ 658,923
Percentage of inflated rate	1.98%	1.95%
Percentage of discounted rate	5.25%	4.00%